COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

As of December 31, 2012, the Group had minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

	RMB	US$
2013	3,855	619
2014	3,469	557
2015	2,808	451
2016	393	63
2017 and thereafter	—	—

	10,525	1,690

The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

(b) Investment commitments

As part of the Company’s expansion strategy, in July 2012, the Company entered into a memorandum of understanding (the “MOU”) with MediaTek Inc. (“MediaTek”) to acquire 51% of the equity interest in Vogins Network Technology (Shanghai) Limited Co., Ltd. (“Vogins Shanghai”), which provides a platform that application developers and mobile device makers can utilize to develop products that are compatible with different mobile handset platforms, for cash consideration of US$1,020. As of December 31, 2012, the closing conditions of the acquisition of Vogins Shanghai have not been met. Therefore, the transfer of the 51% equity interest has not occurred.

(c) Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and its VIE is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIE and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with its VIE are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. Further, should the ownership structure of the Group under the current VIE arrangement is challenged by the PRC authorities while the foreign investment restrictions over the Internet content provision and telecommunication sectors remain effective, the Group would need to restructure its ownership structure. In that case, the Group may still be able to (i) develop mobile games in China and own the copyright for those mobile games; (ii) grant to the VIE, or any other Chinese company that possesses the necessary regulatory licenses, copyright licenses to operate the Company’s games in China and collect royalties from the VIE or such other Chinese company; (iii) use the Group’s technology, expertise and experience to provide technological services and support to the VIE in exchange for service fees; and (iv) require the registered shareholders of the VIE to pledge their equity interests in the VIE in favor of the Group to secure the VIE’s performance under these agreements. However, following such a restructuring, the Group would not be able to adopt or rely on the VIE arrangements and thus, would not be able to exercise effective control over the VIE. Such a loss of control could materially and adversely affect the Group’s business, financial condition, results of operations and ability to consolidate the VIE. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote based on current facts and circumstances.

In addition, the registered shareholders of the VIE are the Company’s officers or employees. If conflicts of interest arise between these shareholders’ duties to the Company and the VIE, these shareholders may not act in the Company’s best interests and conflicts of interest may not be resolved in the Company’s favor. In addition, these shareholders may breach or cause the VIE to breach or refuse to renew its existing contractual arrangements that allow the Company to exercise effective control over it and to receive economic benefits from it. If certain shareholders of the VIE do not comply with their fiduciary duties to the Company as its designated directors, or if the Company cannot resolve any conflicts of interest or disputes between the Company and such shareholders or any future beneficial owners of the VIE, the Company would have to rely on legal proceedings to remedy the situation, which could result in disruption of the Company’s business and substantial uncertainty as to the outcome of any such legal proceedings. Further, these remedies may not always be effective, particularly in light of uncertainties in the PRC legal system. For example, the Company may have to resort to administrative and court proceedings to enforce the legal protection that the Company enjoys either by law or contract. Since PRC administrative and court authorities have significant discretion in interpreting and implementing statutory and contractual terms, it may be more difficult to evaluate the outcome of administrative and court proceedings and the level of legal protection the Company enjoys than in more developed legal systems. These uncertainties may impede the Company’s ability to enforce the contracts it has entered into with the VIE and its shareholders and the Group’s ability to consolidate the VIE.

(d) Income taxes

As of December 31, 2012, the Group has recognized RMB20,570 (US$3,302) accrual for unrecognized tax benefits (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2012, the Group classified the accrual for unrecognized tax benefits as a non-current liability.